Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ (600)	$ (514)	$ (1,157)	$ (1,182)
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$ 600	$ 514		$ 635